COMMITMENTS (Schedule of Operating Lease) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥		¥ 1,891	¥ 476
USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $	$ 275
Within 1 year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥		1,245	476
Within 1 year [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $	181
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥		¥ 646
After one year but not more than five years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $	$ 94